Annual Operating Expenses {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-13 - Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio-Investor VIP
	Apr. 30, 2022
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.56%

[1]	(a)Adjusted to reflect current fees